ENTITY-WIDE DISCLOSURES - Analysis of Non-Current Assets other than Financial Instruments and Deferred Tax Assets by Geographic Location (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Location [Line Items]
Property, plant and equipment	€ 1,457,825	€ 1,353,165	€ 1,226,630
Goodwill	785,182	785,182
Intangible assets	1,307,388	1,138,173	€ 979,290
Italy
Entity Location [Line Items]
Property, plant and equipment	1,418,846	1,322,257
Goodwill	785,182	785,182
Intangible assets	1,307,127	1,137,910
Rest of EMEA
Entity Location [Line Items]
Property, plant and equipment	4,830	5,597
Goodwill	0	0
Intangible assets	0	0
Americas
Entity Location [Line Items]
Property, plant and equipment	27,233	16,003
Goodwill	0	0
Intangible assets	0	0
Mainland China, Hong Kong and Taiwan
Entity Location [Line Items]
Property, plant and equipment	4,598	5,898
Goodwill	0	0
Intangible assets	0	0
Rest of APAC
Entity Location [Line Items]
Property, plant and equipment	2,318	3,410
Goodwill	0	0
Intangible assets	€ 261	€ 263